GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of Intangibles by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Intangible Assets [Line Items]
Other intangible assets	$ 8,072	$ 9,217
Electronics & Industrial
Schedule of Intangible Assets [Line Items]
Other intangible assets	2,611	2,857
Mobility & Materials
Schedule of Intangible Assets [Line Items]
Other intangible assets	2,541	2,736
Water & Protection
Schedule of Intangible Assets [Line Items]
Other intangible assets	2,920	3,082
Corporate
Schedule of Intangible Assets [Line Items]
Other intangible assets	$ 0	$ 542